Leases - Additional Information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted average incremental borrowing rate	9.93%	9.79%
Interest expense on lease liabilities	$ 7,235	$ 6,841	$ 5,789
Expense relating to leases of low-value assets for which recognition exemption has been used	567	10	841
Lease liabilities
Leases
Cash flows	$ 19,675	$ 16,171	$ 13,291
Retail Stores
Leases
Operating lease term	15 years
Retail Stores | Top of range
Leases
Operating lease term	5 years
Retail Stores | Bottom of range
Leases
Operating lease term	3 years
Office Space | Top of range
Leases
Operating lease term	5 years
Office Space | Bottom of range
Leases
Operating lease term	3 years
Vehicles, Servers and Equipment | Top of range
Leases
Operating lease term	5 years
Vehicles, Servers and Equipment | Bottom of range
Leases
Operating lease term	3 years
IT Equipment | Top of range
Leases
Operating lease term	1 year
IT Equipment | Bottom of range
Leases
Operating lease term	3 years